NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONVERTIBLE NOTES AND NOTES PAYABLE.
NOTES PAYABLE

7.     NOTES PAYABLE:

On January 26, 2021, the Company entered into a term loan facility agreement for the amount of $739 thousand. The funds were available to be drawn on from the effective date of the agreement through January 27, 2021. The Company drew down the full loan amount on January 26, 2021. The Company’s research and development tax credit was to be utilized as collateral. The Lender was to be paid immediately following payment of research and development tax credit from the United Kingdom’s HM Revenue and Customs. The final repayment was due six months from the agreement date, if the loan and any interest was not repaid in full prior to this date. The loan carried a monthly interest rate of 1.25%. The interest accrued daily and compounded monthly on the monthly anniversary of the draw down date of the loan. The Company repaid the note payable in full on March 2, 2021.

For six months ended June 30, 2021, the Company incurred an effective interest rate of 26.20% relating to notes payable. The interest expense recognized based on the debt’s effective interest rate for six months ended June 30, 2021, was $19 thousand.

There were no notes payable outstanding during the six months ended June 30, 2022 and no associated interest expense during the period.

7.    CONVERTIBLE NOTES AND NOTES PAYABLE:

Convertible Notes

The activity for the Company’s convertible notes during the years ended December 31, 2021 and 2020 was as follows:

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$—	$7,280
Amortization of debt discount	—	25
Extinguishment of debt discount	—	6,767
Loss on conversion of note	—	9,344
Conversion of notes to equity	—	(23,630)
Foreign currency translation	—	214
Balance, end of year	$—	$—

On January 24, 2020, a Qualified Financing Event (as defined below) occurred when the Company received cumulative investment proceeds in excess of $4,600 thousand from the sale and issuance of common shares. The fair value of the Company’s common shares were $1.807011 per share. The 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes (as defined below), 2018 Octopus Investment Limited Notes (as defined below), and the 2019 Octopus, EF, and Other Notes (as defined below) in the aggregate principal amount of $11,796 thousand were converted into 8,159,977 of common shares (at the discounted price of $1.45 per share), and the related unpaid and accrued interest totaling $1,063 thousand were also converted into 735,148 of A Ordinary common shares of the Company (at the discounted price of $1.45 per share). The Company recognized a loss on conversion of $5,470 thousand for the year ended December 31, 2020 related to the conversion of notes measured as the difference in carrying value of debt and accrued interest and the fair value of shares converted on the conversion date. As a result of the conversion, the Company also recognized the unamortized debt discount related to the beneficial conversion feature of $6,767 thousand as interest expense for the year ended December 31, 2020.

For the year ended December 31, 2020, the Company incurred an effective interest rate of 13.5% relating to convertible notes. There were no convertible notes outstanding as of December 31, 2021 and 2020. There was interest expense recognized based on the debt’s stated interest for the year ended December 31, 2021 and 2020 of zero and $43 thousand, respectively, relating to convertible notes. Additional interest expense related to the amortization of debt issuance cost was zero and $25 thousand for the year ended December 31, 2021 and 2020, respectively, for convertible notes.

Loss on the conversion of notes is included on the consolidated statements of operations and other comprehensive loss as loss on conversion of convertible notes payable. The amount displayed in the statements of operations and other comprehensive loss for the year ended December 31, 2020 is inclusive of the loss on notes in the amount of $9,344 thousand, loss on accrued interest in the amount of $1,046 thousand and offset by the gain on the extinguishment of derivative liability in the amount of $4,920 thousand (Note 8).

2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes

On April 18, 2018, the Company entered into a convertible note agreement (the “2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes”), with BASF Venture Capital (“BASF”) and Entrepreneurs Fund L.P. (“EF”) with an aggregate principal of $5,862 thousand. The 2018 BASF/EF Convertible Note was issued in three separate tranches on April 18, 2018, July 20, 2018, and December 28, 2018.

The 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes and accrued but unpaid interest were convertible into the common share based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount to the per share price in the Fund Raising, (ii) sale of the company at a price per Senior Share of $16.39, or (iii) listing of the company on a publicly traded market at a price per Senior Share of $16.39. The principal amount shall accrue interest at a rate of 8% per annum, from the Issue Date up until the first anniversary of the Issue Date. Interest shall accrue on the principal amount at a rate of 15% per annum from, and including, the first anniversary of the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365-day year for the actual number of days elapsed.

2018 Octopus Notes

On July 20, 2018 the Company entered into a convertible note agreement (the “2018 Octopus Investment Limited Notes”) with Octopus Investment Limited (“Octopus”) with an aggregate nominal amount of $2,622 thousand. The 2018 Octopus Convertible Note was issued in two separate tranches on July 20, 2018 and December 28, 2018.

The 2018 Octopus Notes and accrued but unpaid interest were convertible into the common shares based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount, (ii) sale of the company at a price per Senior Share of $15.10, or (iii) listing of the company on a publicly traded market at a price per Senior Share of $15.10. The principal amount shall accrue interest at a rate of 8% per annum, from the Issue Date up until the first anniversary of the Issue Date. Interest shall accrue on the principal amount at a rate of 12% per annum from, and including, the first anniversary of the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365-day year for the actual number of days elapsed.

2019 Octopus, EF, and Other Notes

On June 26, 2019 the Company entered into a convertible note agreement (the “2019 Octopus, EF, and Other Notes”) with Octopus, EF, and various private investors with an aggregate nominal amount of $3,681 thousand. The 2019 Octopus Convertible Note was issued in two separate tranches on June 26, 2019 and September 23, 2019.

The 2018 Octopus, EF, and Other Notes and accrued but unpaid interest were convertible into the common shares based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount, (ii) sale of the company at a price per Senior Share of $0.001861, (iii) listing of the company on a publicly traded market at a price per Senior Share of $14.61, or (ii) any date following the first anniversary of the date the of the Instrument at a price per Senior Share of $11.19. The principal amount shall accrue interest at a rate of 10% per annum, from the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365-day year for the actual number of days elapsed. The issuance of convertible notes with a beneficial redemption feature resulted in a debt discount of $2,608 thousand.

Notes Payable

On January 26, 2021, the Company entered into a term loan facility agreement for the amount of $738 thousand. The funds were available to be drawn on from the effective date of the agreement through to January 27, 2021. The Company drew down the full loan amount on January 26, 2021. The Company’s research and development tax credit was to be utilized as collateral. The Lender was to be paid immediately following payment of research and development tax credit from the United Kingdom’s HM Revenue and

Customs. The final repayment was due six months from the agreement date, if the loan and any interest was not repaid in full prior to this date. The loan carried a monthly interest rate of 1.25%. The interest accrued daily and compounded monthly on the monthly anniversary of the draw down date of the loan.

For year ended December 31, 2021, the Company incurred an effective interest rate of 26.20% relating to notes payable. There were no notes payable outstanding during for the year ended December 31, 2020. The interest expense recognized based on the debt’s effective interest rate for year ended December 31, 2021 and 2020, was $19 thousand and zero, respectively, relating to notes payable. The Company repaid the note payable in full on March 2, 2021. There were no notes payable outstanding as of December 31, 2021 and 2020.